SEGMENT INFORMATION - SEGMENT ASSETS AND LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of segment assets and liabilities [line items]
Total segment assets	¥ 36,893,133	¥ 35,402,237	$ 5,299,367
Total segment assets include:
Investment in associates	174,686	181,725	25,092	¥ 174,548	¥ 167,604
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,760,491	2,893,285
Total segment liabilities	7,753,852	6,585,908	$ 1,113,771
Eliminations [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	(284,030)	(183,216)
Total segment assets include:
Investment in associates	0	0
Additions to non-current assets (other than financial instruments and deferred tax assets)	0	0
Total segment liabilities	(189,817)	(148,872)
The Railway Transportation Business [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	36,691,272	35,089,100
Total segment assets include:
Investment in associates	174,686	181,725
Additions to non-current assets (other than financial instruments and deferred tax assets)	1,757,394	2,885,650
Total segment liabilities	7,348,182	6,163,507
All other segments [member]
Disclosure of segment assets and liabilities [line items]
Total segment assets	485,891	496,353
Total segment assets include:
Investment in associates	0	0
Additions to non-current assets (other than financial instruments and deferred tax assets)	3,097	7,635
Total segment liabilities	¥ 595,487	¥ 571,273

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.